Document and Entity Information	Aug. 25, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001308547
Document Type	8-K
Document Period End Date	Aug. 25, 2026
Entity Registrant Name	DOLBY LABORATORIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32431
Entity Tax Identification Number	90-0199783
Entity Address, Address Line One	1275 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103-1410
City Area Code	(415)
Local Phone Number	558-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	DLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false